Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Intangible Assets, Net
NOTE 8:-	INTANGIBLE ASSETS, NET

	December 31,
	2010	2011
Cost:
Current technology	$17,871	$18,557
Customer relations	500	1,874
Backlog	-	1,578

	18,371	22,009
Accumulated amortization:
Current technology	17,871	160
Customer relations	500	26
Backlog	-	1,578

	18,371	1,764

Amortized cost	$-	$20,245

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 amounted $ 132, $ 130 (including an impairment of the remaining other intangible assets, in amount of $ 4) and $ 1,764, respectively. Intangibles and the related accumulated amortization of $18,371 at December 31, 2010 were written off in 2011.

See also Note 1b regarding Wavion acquisition

Estimated amortization expenses for the years ended:

Amortization
Year ended December 31,	expenses

2012	$2,235
2013	2,235
2014	2,235
2015	2,188
2016	1,671
Thereafter	9,681

$20,245